Shareholder Report, Holdings (Details) - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Aug. 31, 2025
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	120.86%
Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	(26.99%)
Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	(200.00%)